HENDERSON GLOBAL FUNDS

Henderson Global Equity Income Fund
(the “Fund”)

Supplement dated December 28, 2015
to the Prospectus dated November 30, 2015, as amended December 17, 2015

This Supplement provides new information and modifies certain disclosure in the Prospectus.  Investors should retain this Supplement with the Prospectus for future reference.

Effective immediately, the following will replace the first sentence of the paragraph under “Tax Information” on page twenty-nine (29) of the Prospectus:

The Fund intends to make distributions quarterly.